Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash that is insured with federal insurance	$ 250,000
Cash equivalents	0	$ 0
Unrecognized Tax Benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Common Class A [Member]
Anti-dilutive securities attributable to warrants (in shares)	14,213,333
Class A Common Stock Subject to Redemption
Temporary Equity, Shares Outstanding	27,600,000	0